Assets Held for Sale and Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue				$ 343,293	$ 269,637	[1]
Cost of sales	$ 54,939	$ 96,843	$ 141,719	189,240	191,950	[1]
Changes in fair value of inventory and biological assets sold				141,807	80,546	[1]
Unrealized gain on changes in fair value of biological assets				(175,361)	(134,588)	[1]
Gross profit (loss)	$ 42,917	$ 85,107	$ 160,044	187,607	131,729	[1]
Operating expenses				182,659	176,830	[1]
Impairment of property, plant and equipment				696	4,042	[2]
Income taxes				4,619	(554)	[1]
Net loss from discontinued operations, net of tax				(14,172)	(12,243)	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue				347	1,069
Cost of sales				1,805	6,923
Changes in fair value of inventory and biological assets sold				0	5,644
Unrealized gain on changes in fair value of biological assets				0	(4,411)
Gross profit (loss)				(1,458)	(7,087)
Operating expenses				1,515	3,423
Other income				(696)	(1,058)
Impairment of property, plant and equipment				11,870	287
Loss on disposal of discontinued operations				0	2,411
Income taxes				25	93
Net expenses from discontinued operations				$ 12,714	$ 5,156

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).
[2]	Comparative information has been adjusted due to discontinued operations see Note 8(b).